Income Taxes, Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Details) - 12 months ended Dec. 31, 2024 $ in Thousands, € in Millions	MXN ($)	EUR (€)
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	$ 120,135,189
Tax-effected loss carryforward benefit	$ 38,397,674
Minimum requirement of voting rights of integrated companies	80.00%
Pillar two income tax expenses	$ 235,000	€ 11.2
Bottom of Range [Member]
Tax losses [Abstract]
Pillar Two Effective Tax Rate	15.00%	15.00%
Top of Range [Member]
Tax losses [Abstract]
Integration regime allowed deferral period	3 years	3 years
Minimum annual revenue requirement for multinational enterprises statutory authorities | €		€ 750.0
Pillar Two Effective Tax Rate	15.00%	15.00%
Brazil [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	$ 76,764,579
Tax-effected loss carryforward benefit	26,099,957
Net operating loss carryforwards	$ 76,764,579
Tax rate of estimated tax losses carryforward	30.00%	30.00%
Mexico [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	$ 24,024,986
Tax-effected loss carryforward benefit	7,207,496
Amount of accumulated tax loss	24,024,986
Chile [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	14,978,693
Tax-effected loss carryforward benefit	4,044,247
Amount of accumulated tax loss	14,978,693
Bulgaria [Member]
Tax losses [Abstract]
Pillar two income tax expenses	210,000	€ 10.0
Macedonia [Member]
Tax losses [Abstract]
Pillar two income tax expenses	25,000	€ 1.2
Others [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	4,366,931
Tax-effected loss carryforward benefit	$ 1,045,974